Significant Accounting Policies (Schedule Of Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Balance, at January 1	$ 176,831	$ 164,778
Warranties issued during the year	81,952	75,434
Reduction due to warranties forfeited or claimed during the year	(69,070)	(63,381)
Balance, at December 31	$ 189,713	$ 176,831